Schedule of Segmented Information (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Segmented Information Schedule Of Segmented Information 1	$ 772,535
Segmented Information Schedule Of Segmented Information 2	564,633
Segmented Information Schedule Of Segmented Information 3	704,972
Segmented Information Schedule Of Segmented Information 4	362,349
Segmented Information Schedule Of Segmented Information 5	519,241
Segmented Information Schedule Of Segmented Information 6	367,086
Segmented Information Schedule Of Segmented Information 7	1,134,884
Segmented Information Schedule Of Segmented Information 8	1,083,874
Segmented Information Schedule Of Segmented Information 9	1,072,058
Segmented Information Schedule Of Segmented Information 10	0
Segmented Information Schedule Of Segmented Information 11	0
Segmented Information Schedule Of Segmented Information 12	0
Segmented Information Schedule Of Segmented Information 13	1,081,624
Segmented Information Schedule Of Segmented Information 14	1,220,947
Segmented Information Schedule Of Segmented Information 15	1,367,157
Segmented Information Schedule Of Segmented Information 16	1,081,624
Segmented Information Schedule Of Segmented Information 17	1,220,947
Segmented Information Schedule Of Segmented Information 18	1,367,157
Segmented Information Schedule Of Segmented Information 19	2,216,508
Segmented Information Schedule Of Segmented Information 20	2,304,821
Segmented Information Schedule Of Segmented Information 21	2,439,215
Segmented Information Schedule Of Segmented Information 22	(599,442)
Segmented Information Schedule Of Segmented Information 23	(748,145)
Segmented Information Schedule Of Segmented Information 24	(755,479)
Segmented Information Schedule Of Segmented Information 25	118,558
Segmented Information Schedule Of Segmented Information 26	320,780
Segmented Information Schedule Of Segmented Information 27	61,580
Segmented Information Schedule Of Segmented Information 28	(480,884)
Segmented Information Schedule Of Segmented Information 29	(427,365)
Segmented Information Schedule Of Segmented Information 30	$ (693,899)